Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Commitments And Contingencies Disclosure [Abstract]
Total rental expenses for operating leases	$ 815	4,931	4,435	3,480
Accrual for unrecognized tax benefits	4,782	28,947	11,151
Total sponsorship expenses	$ 1,990	12,045